Goldman Sachs Large Cap Value Insights Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.32%	9.89%
Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.58%	14.49%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.32%	12.32%	9.39%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.47%	8.94%	6.83%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.57%	8.46%	6.48%